Schedule I-Summary of Investments Other-Than-Investments in Related Parties	12 Months Ended
Dec. 31, 2020
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Abstract]
Schedule I-Summary of Investments Other-Than-Investments in Related Parties
Schedule I — Summary of Investments
Other-Than-Investments in Related Parties

	Cost or Amortized Cost	Fair Value	Amount at which shown in balance sheet
	(in millions)
Fixed maturity securities:
U.S. government and government agencies and authorities	$0.9	$0.9	$0.9
States, municipalities and political subdivisions	2.0	2.1	2.1
Foreign governments	0.3	0.4	0.4
Residential mortgage-backed	1.1	1.2	1.2
Commercial mortgage-backed	0.7	0.7	0.7
U.S. corporate	27.0	30.0	30.0
Foreign corporate	6.4	7.3	7.3
Total fixed maturity securities	38.4	42.6	42.6
Short-term investments	4.2	4.2	4.2
Total investments	$42.6	$46.8	$46.8